Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Income taxes payable (Note 23)		$ 1,252
Other	$ 346	271
Other current liabilities	$ 346	$ 1,523